CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 22,305	$ 40,566	$ 123
Prepaid expenses	1,123	4,409	124
Other current assets	62	276	216
Total current assets	23,490	45,251	463
Capitalized software development costs, net	4,121	5,077	5,555
Property and equipment, net	122	82	89
Other long-term assets	488	548	280
Total Assets	28,221	50,958	6,387
Current liabilities:
Accounts payable	1,255	1,523	514
Accrued payroll	2,477	1,352	39
Other accrued expenses	2,451	1,858	60
Current portion of long-term debt	3,129
Total current liabilities	9,312	4,733	613
Long-term debt, net of current portion and debt issuance costs	11,657	9,505	640
Deferred tax liability		0	152
Simple Agreements for Future Equity		0	11,740
Total liabilities	20,969	14,238	13,145
Commitments and contingencies
Stockholders' equity (deficit)
Common stock	2	2	1
Additional paid-in capital	109,988	108,461	24,649
Accumulated deficit	(102,738)	(71,743)	(31,408)
Total Stockholders' Equity (Deficit)	7,252	36,720	(6,758)
Total Liabilities and Stockholders' Equity (Deficit)	$ 28,221	$ 50,958	$ 6,387